Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for loan losses (in dollars)	$ 8,603	$ 8,382	$ 7,941
Preferred stock, no par value (in dollars per share)
Preferred stock, shares issued	10,980	10,980	10,980
Preferred stock, liquidation par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Common stock, no par value (in dollars per share)
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	3,891,690	3,876,393	2,846,700